UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
	Eileen Holmes					Los Angeles, CA	  	August 1 , 2001
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		25

Form 13F Information Table Value Total:		$38,339 (X1000)


List of Other Included Managers:

NONE
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

NAME OF ISSUER			TITLE OF		CUSIP		VALUE	       SHARES		INV.		OTHER		AUTH
					CLASS					X1000				DISC		MGR		   SOLE

ABBOTT LABS COM                COM              002824100      522	 10878.57   SH       SOLE             10878.57
ADAIR INTL OIL & GAS COM       COM              005408109        3	 20000.00   SH       SOLE             20000.00
AMERICAN INTL GROUP COM        COM              026874107      221	  2573.00   SH       SOLE              2573.00
AMGEN INC COM                  COM              031162100      529	  8713.00   SH       SOLE              8713.00
AMSURG CORP CL A               COM              03232P108     5535	187305.00   SH       SOLE            187305.00
APPLIED DIGITAL SOLTS COM      COM              038188108       94	214030.00   SH       SOLE            214030.00
AUTOMATIC DATA PROCESS COM     COM              053015103      347	  6985.00   SH       SOLE              6985.00
BUCA INC COM                   COM              117769109     4117	189275.00   SH       SOLE            189275.00
DIAGNOSTIC PRODS CORP COM      COM              252450101     4416	133020.00   SH       SOLE            133020.00
DJIA DIAMONDS TRUST            COM              252787106      466	  4425.00   SH       SOLE              4425.00
ELAN PLC ADR                   COM              284131208      318	  5205.00   SH       SOLE              5205.00
EXXON MOBIL CORP COM           COM              30231G102      310	  3552.00   SH       SOLE              3552.00
GENERAL ELEC CO COM            COM              369604103     1129	 23160.15   SH       SOLE             23160.15
HOME DEPOT INC COM             COM              437076102     1003	 21548.66   SH       SOLE             21548.66
HONEYWELL INTL INC COM         COM              438516106      292	  8338.00   SH       SOLE              8338.00
INT'L BUSINESS MACHINES        COM              459200101      611	  5403.89   SH       SOLE              5403.89
MEDTRONIC INC COM              COM              585055106     4430	 96279.70   SH       SOLE             96279.70
MICROSOFT CORP COM             COM              594918104      278	  3803.00   SH       SOLE              3803.00
MIDCAP SPDR TR UNIT SER 1      COM              595635103      724	  7600.00   SH       SOLE              7600.00
PFIZER INC COM                 COM              717081103     4991	124622.89   SH       SOLE            124622.89
SECTOR SPDR TR SBI CONS SERVS  COM              81369Y209      490	 16500.00   SH       SOLE             16500.00
STRUTHERS INC COM NEW          COM              863582201        1	 20000.00   SH       SOLE             20000.00
SUNRISE TECH INTL INC COM      COM              86769L103       18	 15000.00   SH       SOLE             15000.00
UNITED TECHNOLOGIES CP COM     COM              913017109     5857	 79947.00   SH       SOLE             79947.00
WELLS FARGO & CO NEW COM       COM              949746101      973	 20965.00   SH       SOLE             20965.00








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